UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 14, 2011


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,940,926 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   49381   965600 SH	 	SOLE			0   939000   26600
AUTOMATIC DATA PROCESSIN	COMMON		053015103  161825  3432133 SH		SOLE			0  3343333   88800
AVON PRODS INC			COMMON		054303102   54884  2800183 SH		SOLE			0  2726933   73250
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   35878   505034 SH		SOLE			0   491884   13150
COCA COLA CO			COMMON		191216100  122489  1813033 SH		SOLE			0  1765833   47200
CONOCOPHILLIPS			COMMON		20825C104   48250   762000 SH		SOLE			0   743400   18600
DISNEY WALT CO			COM DISNEY	254687106  115091  3816014 SH		SOLE			0  3714140  101874
GENERAL ELEC CO			COMMON		369604103   35170  2310753 SH		SOLE			0  2251553   59200
GOLDMAN SACHS GROUP INC		COMMON		38141G104   73555   777950 SH		SOLE			0   757500   20450
INTERNATIONAL BUSINESS M	COMMON		459200101  199728  1142149 SH		SOLE			0  1112399   29750
JOHNSON & JOHNSON		COMMON		478160104  142653  2239800 SH		SOLE			0  2182000   57800
LOWES COS INC			COMMON		548661107  114975  5944933 SH		SOLE			0  5789533  155400
MICROSOFT CORP			COMMON		594918104  107151  4305000 SH		SOLE			0  4192500  112500
PEPSICO INC			COMMON		713448108   89397  1444217 SH		SOLE			0  1407067   37150
PROCTER & GAMBLE CO		COMMON		742718109  169746  2686700 SH		SOLE			0  2616500   70200
SCHLUMBERGER LTD		COMMON		806857108  113006  1891950 SH		SOLE			0  1842700   49250
3M CO				COMMON		88579Y101  113835  1585667 SH		SOLE			0  1543867   41800
WAL MART STORES INC		COMMON		931142103  100328  1933100 SH		SOLE			0  1883600   49500
WELLS FARGO & CO NEW		COMMON		949746101   93586  3880033 SH		SOLE			0  3775633  104400

